Earnings Per Share (Potential Dilutive Securities) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Potential dilutive securities (in shares)	15,603	15,664
Share options
Earnings per share [line items]
Potential dilutive securities (in shares)	3	64
Potential shares from CVR conversion
Earnings per share [line items]
Potential dilutive securities (in shares)	15,600	15,600
CVRs
Earnings per share [line items]
Number of shares outstanding (in shares)	314,000	314,000